Income tax expenses	6 Months Ended
Sep. 30, 2020
Income tax expenses

7.    Income tax expenses

Composition of income tax expenses

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Current income tax expense	10,437	9,010
Deferred taxation	(910)	4,025
	9,527	13,035

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the six months ended September 30, 2019 and 2020. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Current income tax expense primarily includes the provision for PRC Enterprise Income Tax (“EIT”) for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company’s income before income tax and share of results of equity method investees are generated by these PRC subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years. In addition, a duly recognized Key Software Enterprise (“KSE”) within China’s national plan can enjoy a preferential EIT rate of 10%. The KSE status is subject to review by the relevant authorities every year and the timing of the annual review and notification by the relevant authorities may vary from year to year. The related reduction in tax expense as a result of the official notification confirming the KSE status is accounted for upon receipt of such notification.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

Alibaba (China) Technology Co., Ltd. (“Alibaba China”), Taobao (China) Software Co., Ltd. (“Taobao China”) and Zhejiang Tmall Technology Co., Ltd. (“Tmall China”), entities primarily engaged in the operations of the Company’s wholesale marketplaces, Taobao Marketplace and Tmall, respectively, obtained the annual review and notification relating to the renewal of the KSE status for the taxation years of 2018 and 2019 in the quarters ended September 30, 2019 and 2020, respectively. Accordingly, Alibaba China, Taobao China and Tmall China, which had qualified as High and New Technology Enterprises and applied an EIT rate of 15% for the taxation years of 2018 and 2019, reflected the reduction in tax rate to 10% for the taxation years of 2018 and 2019 in the condensed consolidated income statements for the six months ended September 30, 2019 and 2020.

7.	Income tax expenses (Continued)

Alibaba (Beijing) Software Services Co., Ltd (“Alibaba Beijing”), an entity primarily engaged in the operations of technology, software research and development and relevant services, was recognized as a High and New Technology Enterprise. Alibaba Beijing was also granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2017, and a 50% reduction for the subsequent three years starting from the taxation year of 2019. Accordingly, Alibaba Beijing was entitled to an EIT rate of 12.5% during the taxation year of 2019. Alibaba Beijing obtained notification of recognition as a KSE for the taxation year of 2019 in the quarter ended September 30, 2020. Accordingly, Alibaba Beijing, which had applied an EIT rate of 12.5% for the taxation year of 2019, reflected the reduction in tax rate to 10% for the taxation year of 2019 in the condensed consolidated income statement for the six months ended September 30, 2020.

The total tax adjustments for Alibaba China, Taobao China, Tmall China, Alibaba Beijing and certain other PRC subsidiaries of the Company, amounting to RMB4,144 million and RMB6,085 million, were recorded in the condensed consolidated income statements for the six months ended September 30, 2019 and 2020, respectively.

The annual review and notification relating to the renewal of the KSE status for the taxation year of 2020 has not yet been obtained as of September 30, 2020. Accordingly, Alibaba China, Taobao China and Tmall China continued to apply an EIT rate of 15% for the taxation year of 2020 as High and New Technology Enterprises.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the six months ended September 30, 2019 and 2020.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between mainland China and Hong Kong S.A.R. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between mainland China and Hong Kong S.A.R., the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of September 30, 2020, the Company had accrued the withholding tax on substantially all of the distributable earnings of the PRC subsidiaries, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB131.7 billion.